Note 27 - Group Entities (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
Registered
Parent company	office	Domicile
Opera Limited (1)	George Town	Cayman Islands
	Registered		Ownership interest
Group entities:	office	Domicile	and voting rights
Kunhoo Software LLC	George Town	Cayman Islands	100%
Kunhoo Software Limited	Hong Kong	Hong Kong	100%
Kunhoo Software S.a.r.l	Luxembourg	Luxembourg	100%
Kunhoo Software AS	Oslo	Norway	100%
Opera Software AS	Oslo	Norway	100%
Opera Software Holdings LLC	San Mateo	US	100%
Opera Software Americas LLC	San Mateo	US	100%
Opera Software Ireland Limited	Dublin	Ireland	100%
Hern Labs AB	Linköping	Sweden	100%
Opera Software International AS	Oslo	Norway	100%
Opera Software Netherlands BV	Amsterdam	Netherlands	100%
Opera Software India Private limited	Chandigarh	India	100%
Opera Software Poland sp. Z.o.o.	Wroclaw	Poland	100%
Opera Software Technology (Beijing) Co.,Ltd	Beijing	China	100%
Beijing Yuega Software Tech. Srvc. Co. Ltd. (2)	Beijing	China	100%
Opesa South Africa (Pty) Limited	Cape Town	South Africa	100%
O-Play Digital Services Ltd.	Lagos	Nigeria	100%
O-Play Kenya Limited	Nairobi	Kenya	80%
Phoneservice Technologies Co. Ltd.	Nairobi	Kenya	80%
O-Play Zambia Limited (3)	Lusaka	Zambia	100%
TenSpot Pesa Limited (3)	Hong Kong	Hong Kong	100%
LLC "Microcredit Company O-Pay" (3)	St. Petersburg	Russia	100%
Neofin Malelane (Pty) Ltd. (3)	Johannesburg	South Africa	100%
Opay Finance India (Pty) Ltd. (3)	Mumbai	India	100%
Blue Ridge Micro Finance Bank Ltd. (3)	Lagos	Nigeria	100%
Oplay Digital Serivces SA de CV (3)	Mexico City	Mexico	100%
PT Opay Finance Services (3)	Jakarta	Indonesia	100%
PT lnpesa Digital Teknologi (4)	Jakarta	Indonesia	100%
TenSpot Kenya Limited (3)	Nairobi	Kenya	100%
P C Financial Services Pvt Ltd. (3)	Delhi	India	100%